27. EMPLOYEE BENEFITS (Details 4)	12 Months Ended
Dec. 31, 2020
Pension funds [member] | TCSPREV plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.38%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	Per sponsor
Estimated rate of the nominal benefit increase	3.50%
Total expected rate of return on plan assets	7.38%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas, increased by100%
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Per sponsor
Benefit starting age	57 years old
Pension funds [member] | PBS telemar plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.38%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	0
Estimated rate of the nominal benefit increase	3.50%
Total expected rate of return on plan assets	7.38%
General mortality biometric table	AT-2000 Basic eased by 25%, segregated by gender
Biometric disability table	Álvaro Vindas
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Per sponsor
Benefit starting age	57 years old
Pension funds [member] | Telemar prev plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.38%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	Per sponsor
Estimated rate of the nominal benefit increase	3.50%
Total expected rate of return on plan assets	7.38%
General mortality biometric table	AT-2000 Basic eased by 25%, segregated by gender
Biometric disability table	Álvaro Vindas
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Per sponsor, null starting at 50 years old and null for Settled Benefit
Benefit starting age	55 years old
Pension funds [member] | PBS a plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.07%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	N.A.
Estimated rate of the nominal benefit increase	3.50%
Total expected rate of return on plan assets	7.07%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	N/A
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Nil
Benefit starting age	N.A.
Pension funds [member] | PBSTNC plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.38%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	4.84%
Estimated rate of the nominal benefit increase	3.50%
Total expected rate of return on plan assets	7.38%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Nil
Benefit starting age	57 years old
Pension funds [member] | CELPREV plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	6.35%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	3.59%
Estimated rate of the nominal benefit increase	3.50%
Total expected rate of return on plan assets	6.35%
General mortality biometric table	N.A.
Biometric disability table	N.A.
Biometric disabled mortality table	N.A.
Turnover rate	2%
Benefit starting age	55 years old
Medical care plans [member] | PAMEC plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.59%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	N.A.
Total expected rate of return on plan assets	7.59%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	N.A.
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Nil
Benefit starting age	N.A.
Nominal medical costs growth rate	6.61%
Medical care plans [member] | PAMA plan [member]
Disclosure of defined benefit plans [line items]
Nominal discount rate of actuarial liability	7.59%
Estimated inflation rate	3.50%
Estimated nominal salary increase index	N.A.
Total expected rate of return on plan assets	7.59%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas
Biometric disabled mortality table	AT-49, segregated by gender
Turnover rate	Nil
Benefit starting age	57 years old
Nominal medical costs growth rate	6.61%